Schedule of Movement in Contract Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Contract Assetsliabilities
Balance at beginning of the period	$ 1,097,388	$ 1,482,957	$ 314,746	$ 425,332	$ 804,103
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(905,123)	(1,223,140)	(309,639)	(418,432)	(570,951)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	839,214	1,134,073	1,092,281	1,476,057	192,180
Balance at end of the period	$ 1,031,479	$ 1,393,890	$ 1,097,388	$ 1,482,957	$ 425,332